1933 Act/Rule 497(e)

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, Massachusetts 01301

April 6, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust

File No. 333-191940 and 811-22906

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Select MLP and Energy Fund (the “Fund”) as filed under Rule 497(e) on March 19, 2018. The purpose of this filing is to submit the 497(e) filing dated March 19, 2018 in XBRL for the Fund.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc:  Ann Flood